REINSURANCE - Effects of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums
Direct premiums	$ 1,042	$ 970	$ 929
Reinsurance assumed	180	189	222
Reinsurance ceded	(228)	(199)	(154)
Premiums	994	960	997
Direct charges and fee income	3,145	3,380	4,149
Reinsurance ceded	(691)	(613)	(414)
Policy charges and fee income	2,454	2,767	3,735
Direct policyholders’ benefits	3,262	3,297	5,826
Reinsurance assumed	179	212	241
Reinsurance ceded	(725)	(721)	(741)
Policyholders’ benefits	2,716	2,788	5,326
Direct interest credited to policyholders’ account balances	1,440	(1,212)	1,252
Reinsurance ceded	(30)	(7)	(30)
Interest credited to policyholders’ account balances	$ 1,410	$ 1,219	$ 1,222